Segment Information	12 Months Ended
Dec. 31, 2023
Segment Information [Abstract]
SEGMENT INFORMATION

5 SEGMENT INFORMATION

The Group has three reportable segments: Revenue from subscriptions, Revenue from advertisement, and Revenue from live events. Segments were identified based on the Group’s internal reporting and how the chief operating decision maker (“CODM”) assesses the performance of the business. The Premium service is a paid service in which customers can listen on demand and offline. Revenue for the Premium segment is generated through subscription fees. The Advertisement service is free to the user. The advertisement revenue segment is primarily generated through the sale of advertising across the Group’s content. Revenues from live events are generated from the sale of tickets, food and beverage & sponsorships. Royalty costs are primarily recorded in each segment based on specific rates for each segment agreed with the rights holders. The remaining cost of revenue items that are not specifically associated to either of the segments are allocated based on user activity in each segment. No operating segments have been aggregated to form the reportable segments.

Key financial performance measures of the segments including revenue, cost of revenue, and gross profit are as follows:

	2023	2022	2021
	USD	USD	USD
Revenue from subscription segment
Revenue	24,557,650	27,061,318	25,664,145
Cost of revenue	(21,344,236)	(23,541,956)	(21,863,278)
Segment gross profit	3,213,414	3,519,362	3,800,867

Revenue from advertisement segment
Revenue	9,900,071	12,057,903	9,840,247
Cost of revenue	(3,855,840)	(8,655,196)	(4,599,359)
Segment gross profit	6,044,231	3,402,707	5,240,888

Revenue from live events segment
Revenue	6,922,719	9,362,794	-
Cost of revenue	(5,888,466)	(6,933,370)	-
Segment gross profit	1,034,253	2,429,424	-

Consolidated
Revenue from external customers	41,380,440	48,482,015	35,504,392
Cost of revenue	(31,088,542)	(39,130,522)	(26,462,637)
Gross profit	10,291,898	9,351,493	9,041,755

Reconciliation of gross profits

Selling and marketing, operating expenses, finance income, and finance costs are not allocated to individual segments as these are managed on an overall group basis. The reconciliation between reportable segment gross profit to the Group’s loss before tax is as follows:

	2023	2022	2021
	USD	USD	USD

Gross profit	10,291,898	9,351,493	9,041,755
Selling and marketing expenses	(8,369,739)	(11,569,386)	(8,013,933)
General and administrative expenses	(17,080,251)	(17,365,313)	(11,017,765)
Consultancy and professional fees	(1,725,675)	(2,114,707)	(6,120,494)
Government grants	2,325,960	4,318,726	2,546,360
Finance costs	(268,517)	(552,751)	(2,679,763)
Finance income	18,959	15,036	145,107
Share of loss of a joint venture (note17)	(213,805)	(283,055)	(94,210)
Fair value change of warrants liabilities	(575,224)	6,697,574	-
Recapitalization expense	-	(48,521,756)	-
Foreign exchange loss, net	(2,656,846)	(3,129,330)	(1,558,780)
Other income	3,242,597	2,825,374	41,419
Loss before tax	(15,010,643)	(60,328,095)	(17,710,304)

Revenue by market

	2023	2022	2021
	USD	USD	USD

UAE	11,830,985	12,750,454	5,980,102
KSA	9,655,639	14,607,994	8,287,578
Egypt	9,327,477	9,804,094	8,898,645
Lebanon	3,456,823	3,572,317	4,834,760
Kuwait	1,265,485	1,757,282	1,903,202
Jordan	1,227,705	1,133,807	1,043,768
Others*	4,616,326	4,856,067	4,556,337
	41,380,440	48,482,015	35,504,392

Subscription revenue is attributed to a country based on where the membership originates. Advertisement revenue is attributed to a country based on where the advertising campaign is viewed. Live events revenue is attributed to a country based on where the events occurred.

*	There is no individual geographical market other than those disclosed above which would constitute more than 5% of the total revenue.